Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of plan equity and changes therein. Actual results could differ from those estimates.

Administrative Expenses
Administrative Expenses
Administrative expenses of the Plan are paid by the Company. Brokerage fees incurred for the sale by a participant of shares issued under the Plan are paid by the selling participant.

Distributions	Distributions Distributions are recorded when common stock has been issued to participants.